INCOME TAXES - Reconciliation (Details) ¥ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares
Tax expense (benefit)
Current Tax | ¥	¥ 555		¥ 338	¥ 678
Deferred Tax	(543)	$ (85)	(553)	(38)
Total	¥ 12	$ 2	¥ (215)	¥ 640
Reconciliation between the effective income tax rate and the PRC statutory income tax rate
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Tax effect of non-deductible expenses and non-taxable income in determining taxable profit	(6.00%)	(6.00%)	(6.00%)	(3.00%)
Effect of different tax rate of group entities operating in other jurisdictions	(6.00%)	(6.00%)	(2.00%)	1.00%
Effect of change in valuation allowance	(24.00%)	(24.00%)	(10.00%)	2.00%
Effect of tax holiday	9.00%	9.00%	1.00%	(2.00%)
Effect of cash dividends	(8.00%)	(8.00%)	0.00%	4.00%
Effect of excess tax benefit of share based rewards	7.00%	7.00%	1.00%	(2.00%)
Effective tax rate	(3.00%)	(3.00%)	9.00%	25.00%
Aggregate amount and per share effect of the tax holidays
Aggregate amount | ¥	¥ 37		¥ 31	¥ 45
Per share effect-basic | ¥ / shares	¥ 0.01		¥ 0.01	¥ 0.02
Per share effect-diluted | ¥ / shares	¥ 0.01		¥ 0.01	¥ 0.01